UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sentry Select Capital Corp.

Address:   Commerce Court West
           199 Bay Street, Suite 4100
           PO Box 108
           Toronto, Ontario  M5L 1E2
           Canada


Form 13F File Number: 028-14712


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James A. McIntyre
Title:  President
Phone:  416.861.8729

Signature,  Place,  and  Date  of  Signing:

/s/ James A. McIntyre              Toronto, Ontario, Canada           2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              79

Form 13F Information Table Value Total:  $      932,520
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14713             Sentry Investments Inc. (formerly, Sentry Select
                            Capital Inc.)
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN APPAREL INC          COM            02850100       445   500,000 SH       DEFINED                X      0    0
ANDERSONS INC                 CALL           034164903    8,788   208,000 SH  CALL DEFINED                0      0    0
APPLE INC                     COM            037833100    1,611     4,800 SH       DEFINED                X      0    0
ARCH COAL INC                 COM            039380100      800    30,000 SH       DEFINED                X      0    0
BAKER HUGHES INC              COM            057224107      740    10,200 SH       DEFINED                X      0    0
CVR ENERGY INC                COM            12662P108    1,379    56,000 SH       DEFINED                X      0    0
CVR PARTNERS LP               COM            126633106      539    24,000 SH       DEFINED                X      0    0
CEDAR SHOPPING CTRS INC       COM            150602209    1,635   317,400 SH       DEFINED                X      0    0
CENTURYLINK INC               COM            156700106      425    10,500 SH       DEFINED                X      0    0
CIMAREX ENERGY CO             COM            171798101    1,421    15,800 SH       DEFINED                X      0    0
CITIGROUP INC                 COM            172967101    1,120    26,900 SH       DEFINED                X      0    0
COSTAMARE INC                 COM            Y1771G102    1,287    76,000 SH       DEFINED                X      0    0
DIGITAL RLTY TR INC           COM            253868103      741    12,000 SH       DEFINED                X      0    0
DOMTAR CORP                   COM            257559203      341     3,600 SH       DEFINED                X      0    0
EMC CORP MASS                 COM            268648102    1,873    68,000 SH       DEFINED                X      0    0
GENERAL GROWTH PPTYS INC      COM            370023103      718    43,000 SH       DEFINED                X      0    0
ISHARES TR INDEX              RUSSELL1000GR  464287614      365     6,000 SH       DEFINED                X      0    0
LAS VEGAS SANDS CORP          COM            517834107    1,097    26,000 SH       DEFINED                X      0    0
MERCER INTL INC               COM            588056101    1,361   135,000 SH       DEFINED                X      0    0
WELLS FARGO & CO              COM            949746101    1,038    37,000 SH       DEFINED                X      0    0
AT&T INC                      COM            00206R102    1,055    33,600 SH       DEFINED    1           X      0    0
ALLIED NEVADA GOLD CORP       COM            019344100  180,556 5,308,900 SH       DEFINED    1           X      0    0
ALTRIA GROUP INC              COM            02209S103      985    37,300 SH       DEFINED    1           X      0    0
AMERICAN CAMPUS CMNYTS INC    COM            024835100   19,358   545,000 SH       DEFINED    1           X      0    0
AMERICAN CAPITAL AGENCY CORP  COM            02503X105   18,630   640,000 SH       DEFINED    1           X      0    0
AMERICAN TOWER CORP           CL A           029912201    1,083    20,700 SH       DEFINED    1           X      0    0
APPLE INC                     COM            037833100    7,720    23,000 SH       DEFINED    1           X      0    0
ARCH COAL INC                 COM            039380100    5,865   220,000 SH       DEFINED    1           X      0    0
AUTOMATIC DATA PROCESSING INC COM            053015103      748    14,200 SH       DEFINED    1           X      0    0
BECTON DICKINSON & CO         COM            075887109   39,836   462,300 SH       DEFINED    1           X      0    0
BOSTON PROPERTIES INC         COM            101121101   29,300   276,000 SH       DEFINED    1           X      0    0
CVR ENERGY INC                COM            12662P108    3,693   150,000 SH       DEFINED    1           X      0    0
CVR PARTNERS LP               COM            126633106    3,369   150,000 SH       DEFINED    1           X      0    0
CEDAR SHOPPING CTRS INC       COM            150602209    3,222   625,600 SH       DEFINED    1           X      0    0
CENTURYLINK INC               COM            156700106    5,054   125,000 SH       DEFINED    1           X      0    0
CIMAREX ENERGY CO             COM            171798101    4,496    50,000 SH       DEFINED    1           X      0    0
CITIGROUP INC                 COM            172967424    7,495   180,000 SH       DEFINED    1           X      0    0
COCACOLA CO                   COM            191216100    1,144    17,000 SH       DEFINED    1           X      0    0
CONSOLIDATED EDISON INC       COM            209115104      447     8,400 SH       DEFINED    1           X      0    0
CROWN CASTLE INTL CORP        COM            228227104    1,489    36,500 SH       DEFINED    1           X      0    0
DITIGAL RLTY TR INC           COM            253868103   34,164   553,000 SH       DEFINED    1           X      0    0
DUKE REALTY CORP              COM            264411505   24,475 1,747,000 SH       DEFINED    1           X      0    0
EASTMAN CHEM CO               COM            277432100      510     5,000 SH       DEFINED    1           X      0    0
EMC CORP MASS                 COM            268648102    9,092   330,000 SH       DEFINED    1           X      0    0
EXXON MOBIL CORP              COM            30231G102   40,332   495,600 SH       DEFINED    1           X      0    0
FISERV INC                    COM            337738108    4,766    76,100 SH       DEFINED    1           X      0    0
GENERAL GROWTH PPTYS INC      COM            370023103   30,480 1,826,256 SH       DEFINED    1           X      0    0
GENERAL MTRS CO               JR PFD CNV SRB 37045V209    5,361   138,886 SH       DEFINED    1           X      0    0
GOLDEN MINERALS CO            COM            381119106   10,941   638,350 SH       DEFINED    1           X      0    0
GRAN TIERRA ENERGY INC        COM            38500T101      617    97,100 SH       DEFINED    1           X      0    0
INTEL CORP                    COM            458140100   53,381 2,408,900 SH       DEFINED    1           X      0    0
LAS VEGAS SANDS CORP          COM            517834107    4,221   100,000 SH       DEFINED    1           X      0    0
LORILLARD INC                 COM            544147101      915     8,400 SH       DEFINED    1           X      0    0
MACQUARIE INFRAST CO LLC      MEMBERSHIP INT 55608B105    1,341    48,600 SH       DEFINED    1           X      0    0
MASTERCARD INC                CL A           57636Q104    4,761    15,800 SH       DEFINED    1           X      0    0
MATTEL INC                    COM            577081102    3,497   127,200 SH       DEFINED    1           X      0    0
MCCORMICK & CO INC            COM            579780206    2,176    43,900 SH       DEFINED    1           X      0    0
MCGRAW HILL COS INC           COM            580645109   41,260   984,496 SH       DEFINED    1           X      0    0
MCKESSON CORP                 COM            58155Q103    3,287    39,300 SH       DEFINED    1           X      0    0
MEDTRONIC INC                 COM            585055106    3,194    82,900 SH       DEFINED    1           X      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
MERCER INTL INC               COM            588056101    5,544   550,000 SH       DEFINED    1           X      0    0
MICROSOFT CORP                COM            594918104   34,975 1,345,200 SH       DEFINED    1           X      0    0
NIKE INC                      CL B           654106103    1,413    15,700 SH       DEFINED    1           X      0    0
NORFOLK SOUTHERN CORP         COM            655844108    6,669    89,000 SH       DEFINED    1           X      0    0
NORTHEAST UTILS               COM            664397106    1,080    30,700 SH       DEFINED    1           X      0    0
PROCTOR & GAMBLE CO           COM            742718109    1,062    16,700 SH       DEFINED    1           X      0    0
QUEST DIAGNOSTICS INC         COM            74834L100   27,812   470,600 SH       DEFINED    1           X      0    0
REPUBLIC SVCS INC             COM            760759100  120,384 3,902,238 SH       DEFINED    1           X      0    0
SIMON PPTY INC                COM            828806109   29,058   250,000 SH       DEFINED    1           X      0    0
STATE ST CORP                 COM            857477103      645    14,300 SH       DEFINED    1           X      0    0
TOWERS WATSON & CO            COM            891894107    5,500    83,700 SH       DEFINED    1           X      0    0
UNITED PARCEL SERVICE INC     CL B           911312106    1,043    14,300 SH       DEFINED    1           X      0    0
UNITED TECHNOLOGIES CORP      COM            913017109    1,036    11,700 SH       DEFINED    1           X      0    0
V F CORP                      COM            918204108    4,375    40,300 SH       DEFINED    1           X      0    0
WAL MART STORES INC           COM            931142103   32,976   620,550 SH       DEFINED    1           X      0    0
WELLS FARGO & CO              COM            949746101   10,635   379,000 SH       DEFINED    1           X      0    0
WESTERN UNION CO              COM            959802109      821    41,000 SH       DEFINED    1           X      0    0
WISCONSIN ENERGY CORP         COM            976657106    1,085    34,600 SH       DEFINED    1           X      0    0
ZIMMER HLDGS INC              COM            98956102     4,367    69,100 SH       DEFINED    1           X      0    0